EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Unitholders’ interest in net income	$ 59,925	$ 124,656	$ 139,948
Less: distributions paid	(137,335)	(160,069)	(151,694)
Over distributed earnings	$ (77,410)	$ (35,413)	(11,746)
Earnings per unit:
Ownership percentage by noncontrolling owners	69.40%	69.60%
General Partner ownership interest	2.00%
First distribution of additional available cash from operating surplus | After Subordination Period
Earnings per unit:
Distribution percentage to all unit holders	98.00%
General partner interest distribution percentage	2.00%
Distribution percentage to holders of Incentive distribution rights	0.00%
Quarterly distribution amount	$ 0.5775
Second distribution of additional available cash from operating surplus | First Target Quarterly Distribution
Earnings per unit:
Distribution percentage to all unit holders	98.00%
General partner interest distribution percentage	2.00%
Distribution percentage to holders of Incentive distribution rights	0.00%
Quarterly distribution amount	$ 0.6641
Third distribution of additional available cash from operating surplus | Second Target Quarterly Distribution
Earnings per unit:
Distribution percentage to all unit holders	85.00%
General partner interest distribution percentage	2.00%
Distribution percentage to holders of Incentive distribution rights	13.00%
Fourth distribution of additional available cash from operating surplus | Third Target Quarterly Distribution
Earnings per unit:
Distribution percentage to all unit holders	75.00%
General partner interest distribution percentage	2.00%
Distribution percentage to holders of Incentive distribution rights	23.00%
Thereafter | After Subordination Period
Earnings per unit:
Distribution percentage to all unit holders	50.00%
General partner interest distribution percentage	2.00%
Distribution percentage to holders of Incentive distribution rights	48.00%
Quarterly distribution amount	$ 0.8663
Common Units
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Unitholders’ interest in net income	$ 59,925	$ 124,656	$ 139,948
Basic:
Weighted average units outstanding (in shares)	69,944	68,671	53,745
Earnout units
Diluted:
Weighted average units outstanding (in shares)	0	654	189
Common stock and common stock equivalents
Diluted:
Weighted average units outstanding (in shares)	69,944	69,325	53,934
Common Units
Earnings per unit:
Basic - Common unitholders (in dollars per share)	$ 0.86	$ 1.82	$ 2.44
Diluted - Common unitholders (in dollars per share)	0.86	1.80	2.43
Cash distributions declared and paid in the period per unit (in dollars per share)	1.96	2.31	2.31
Subsequent event: Cash distributions declared and paid per unit relating to the period (in dollars per share)	0.40	$ 0.58	$ 0.58
Minimum | Third distribution of additional available cash from operating surplus | Second Target Quarterly Distribution
Earnings per unit:
Quarterly distribution amount	0.6641
Minimum | Fourth distribution of additional available cash from operating surplus | Third Target Quarterly Distribution
Earnings per unit:
Quarterly distribution amount	0.7219
Maximum | Third distribution of additional available cash from operating surplus | Second Target Quarterly Distribution
Earnings per unit:
Quarterly distribution amount	0.7219
Maximum | Fourth distribution of additional available cash from operating surplus | Third Target Quarterly Distribution
Earnings per unit:
Quarterly distribution amount	$ 0.8663